Investment Properties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Schedule of Investment Properties	Changes in investment properties for the years ended December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	2024
	Land	Buildings	Construction- in-progress	Total
Acquisition cost	₩ 910,919	1,750,677	261,109	2,922,705
Less: Accumulated depreciation	(1,568)	(723,002)	—	(724,570)
Beginning, net	909,351	1,027,675	261,109	2,198,135
Acquisition	19,184	7,035	218,703	244,922
Disposal	(1,586)	(32,390)	—	(33,976)
Depreciation	—	(51,581)	—	(51,581)
Transfer from property and equipment	(24,429)	(21,442)	(1,159)	(47,030)
Transfer and others	(5,939)	856	(5,771)	(10,854)
Ending, net	₩ 896,581	930,153	472,882	2,299,616
Acquisition cost	₩ 898,149	1,665,797	472,882	3,036,828
Less: Accumulated depreciation	(1,568)	(735,644)	—	(737,212)

(in millions of Korean won)	2025
	Land	Buildings	Construction- in-progress	Total
Acquisition cost	₩ 898,149	1,665,797	472,882	3,036,828
Less: Accumulated depreciation	(1,568)	(735,644)	—	(737,212)
Beginning, net	896,581	930,153	472,882	2,299,616
Acquisition	410,740	305,575	36,987	753,302
Disposal	(23)	—	—	(23)
Depreciation	—	(68,337)	—	(68,337)
Transfer from property and equipment	(12,348)	(61,341)	—	(73,689)
Acquisitions and dispositions of subsidiaries	(2,065)	(1,336)	—	(3,401)
Transfer and Others	13,250	447,737	(496,406)	(35,419)
Ending, net	₩ 1,306,135	1,552,451	13,463	2,872,049
Acquisition cost	₩ 1,307,703	2,402,451	13,463	3,723,617
Less: Accumulated depreciation	(1,568)	(850,000)	—	(851,568)